Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party
Total Fidelis MGU commissions	$ 75.0	$ 52.6	$ 151.7	$ 76.8